                               Annual Report December 31, 2000








LifeSpan Capital Appreciation Portfolio
A Series of Panorama Series Fund, Inc.









RA0619.001.1200  March 1, 2001

PANORAMA SERIES FUND, INC. - LIFESPAN PORTFOLIOS

OBJECTIVES:

PANORAMA LIFESPAN CAPITAL APPRECIATION PORTFOLIO seeks long-term capital appreciation by investing in a strategically allocated portfolio consisting primarily of stocks. Current income is not a primary consideration.

PANORAMA LIFESPAN BALANCED PORTFOLIO seeks a blend of capital appreciation and income by investing in a strategically allocated portfolio of stocks and bonds with slightly stronger emphasis on stocks.

PANORAMA LIFESPAN DIVERSIFIED INCOME PORTFOLIO seeks high current income with opportunities for capital appreciation by investing in a strategically allocated portfolio consisting primarily of bonds.

MANAGEMENT'S DISCUSSION OF PERFORMANCE

PANORAMA LIFESPAN CAPITAL APPRECIATION PORTFOLIO

Panorama Capital Appreciation Portfolio's performance for the fiscal year that ended December 31, 2000 reflects the volatility felt in the markets. Early in the reporting period we were rewarded for our exposure to technology stocks. However, as the downward correction in this market sector unfolded we moved to protect these gains by lowering our technology weightings. We pared these holdings in favor of companies that could withstand an economic slowdown. In general we looked for companies which displayed favorable growth rates with reasonable valuations. The portfolio's holdings, allocations and strategies are subject to change.

COMPARING THE PORTFOLIO'S PERFORMANCE TO THE MARKET. The graph that follows shows the performance of a hypothetical $10,000 investment in the Portfolio. Performance information does not reflect charges that apply to separate accounts investing in the Portfolio. If these charges were taken into account, performance would be lower.

         LifeSpan Capital Appreciation Portfolio's performance is compared to the performance of the S&P 500 Index and the Wilshire 5000 Index. The S&P 500 Index is a broad-based index of equity securities widely regarded as a general measurement of the performance of the U.S. equity securities market. The Wilshire 5000 Index measures the performance of all U.S. headquartered equity securities with readily available price data. Approximately 6500 capitalization weighted security returns are used to adjust the index. The index is an approximator of dollar changes in the U.S. equity market. The Wilshire 5000 capitalization is about 67% NYSE, 1% AMEX and 32% NASDAQ.

         Index performance reflects the reinvestment of income but does not consider the effect of transaction costs, and none of the data that follows shows the effect of taxes. The Portfolio's performance reflects the effects of the Portfolio's business and operating expenses. While index comparisons may be useful to provide a benchmark for the Portfolio's performance, it must be noted that the Portfolio's investments are not limited to the investments in the indices.

AVERAGE ANNUAL TOTAL RETURN OF THE PORTFOLIO AT 12/31/00
1 year      5 year         Life

2.60%      11.78%       12.36%

Prior to 12/31/99, portions of the Fund's portfolio were managed by sub-advisors and OppenheimerFunds, Inc. Effective 1/1/2000, OppenheimerFunds, Inc. manages all of the Fund's portfolio. Because of ongoing market volatility, the Fund's performance has been subject to substantial short-term fluctuations and current performance may be less than the results shown. For updates on the Fund's performance, please call us at 1-800-981-2871.

The performance information in the graph for both indices begins on 8/31/95. The inception date of the Portfolio is 9/1/95. This performance was achieved in part during periods of rapidly rising markets, and there is no assurance that the Fund will continue to achieve those gains in the future.

Total returns and the ending account value in the graph show change in share value and include reinvestment of all dividends and capital gains distributions. Past performance is not predictive of future performance.

--------------------------------------------------------------------------------
COMPARISON OF CHANGE IN VALUE OF $10,000 HYPOTHETICAL INVESTMENTS IN:
--------------------------------------------------------------------------------
[Symbol] Panorama Series Fund, Inc. - LifeSpan Capital Appreciation Portfolio

[Symbol] S&P 500 Index

[Symbol] Wilshire 5000 Index


[Line graph]
                             Panorama
                             Series
                             Fund, Inc.-
                             LifeSpan
                             Capital
                             Appreciation             S & P 500     Wilshire-
        Date                 Portfolio                Index         5000 Index


       09/01/95               10,000                  10,000        10,000
       09/30/95               10,200                  10,422        10,365
       12/31/95               10,665                  11,049        10,812
       03/31/96               11,269                  11,642        11,363
       06/30/96               11,974                  12,163        11,804
       09/30/96               12,176                  12,540        12,077
       12/31/96               12,582                  13,584        12,849
       03/31/97               12,061                  13,949        12,876
       06/30/97               13,530                  16,382        14,988
       09/30/97               14,579                  17,609        16,387
       12/31/97               14,159                  18,114        16,597
       03/31/98               15,410                  20,639        18,733
       06/30/98               15,077                  21,324        19,034
       09/30/98               13,414                  19,208        16,684
       12/31/98               15,077                  23,295        20,201
       03/31/99               14,742                  24,455        20,898
       06/30/99               15,535                  26,175        22,461
       09/30/99               15,422                  24,545        20,909
       12/31/99               18,143                  28,194        24,655
       03/31/00               18,998                  28,840        25,518
       06/30/00               18,616                  28,074        24,309
       09/30/00               19,381                  27,802        24,300
       12/31/00               18,616                  25,628        21,734

PANORAMA LIFESPAN BALANCED PORTFOLIO

The fiscal year that ended December 31, 2000 proved to be a volatile one for the equity markets. As Panorama LifeSpan Balanced Portfolio holds a significant amount of equities, performance of the Portfolio was constrained. Early in the reporting period we reaped the rewards for our technology exposure and then as the downward correction unfolded, moved to protect those gains by lowering the Portfolio's technology weightings. The bond portion of the Portfolio provided all the benefits that diversification offers. In addition, our concentration in U.S. Treasury obligations provided positive performance for the Portfolio. The portfolio holdings, allocations and strategies are subject to change.

COMPARING THE PORTFOLIO'S PERFORMANCE TO THE MARKET. The graph that follows shows the performance of a hypothetical $10,000 investment in the Portfolio. Performance information does not reflect charges that apply to separate accounts investing in the Portfolio. If these charges were taken into account, performance would be lower.

         LifeSpan Balanced Portfolio's performance is compared to the performance of the Lehman Brothers Corporate and Government Bond Index and the S&P 500 Index. The Lehman Brothers Corporate and Government Bond Index is comprised of the Government and Corporate Bond Indices, which include U.S. Treasury and government agency securities, corporate, and Yankee bonds. The S&P500 Index is a broad-based index of equity securities widely regarded as a general measurement of the performance of the U.S. equity securities market.

         Index performance reflects the reinvestment of income but does not consider the effect of transaction costs, and none of the data that follows shows the effect of taxes. The Portfolio's performance reflects the effects of the Portfolio's business and operating expenses. While index comparisons may be useful to provide a benchmark for the Portfolio's performance, it must be noted that the Portfolio's investments are not limited to the investments in the indices.

AVERAGE ANNUAL TOTAL RETURN OF THE PORTFOLIO AT 12/31/00
1 year         5 year                    Life
2.87%         10.04%                    10.60%

Prior to 12/31/99, portions of the Fund's portfolio were managed by sub-advisors and OppenheimerFunds, Inc. Effective 1/1/2000, OppenheimerFunds, Inc. manages all of the Fund's portfolio. Because of ongoing market volatility, the Fund's performance has been subject to substantial short-term fluctuations and current performance may be less than the results shown. For updates on the Fund's performance, please call us at 1-800-981-2871.

The performance information in the graph for both indices begins on 8/31/95. The inception date of the Portfolio is 9/1/95. Total returns and the ending account value in the graph show change in share value and include reinvestment of all dividends and capital gains distributions.

Past performance is not predictive of future performance.

--------------------------------------------------------------------------------
COMPARISON OF CHANGE IN VALUE OF $10,000 HYPOTHETICAL INVESTMENTS IN:
--------------------------------------------------------------------------------
[Symbol] Panorama Series Fund, Inc. - LifeSpan Balanced Portfolio

[Symbol] S&P 500 Index

[Symbol] Lehman Brothers Corporate/Government Bond Index
--------------------------------------------------------------------------------
    Date               Panorama
                       Series
                       Fund, Inc.-                                   Lehman
                       LifeSpan                                      Brothers-
                       Balanced                    S & P 500         Corp./
                       Portfolio                   Index             Gov't Index

    09/01/95               10,000                   10,000              10,000
    09/30/95               10,200                   10,422              10,102
    12/31/95               10,608                   11,049              10,572
    03/31/96               11,012                   11,642              10,325
    06/30/96               11,416                   12,163              10,373
    09/30/96               11,722                   12,540              10,556
    12/31/96               12,027                   13,584              10,879
    03/31/97               11,703                   13,949              10,785
    06/30/97               12,863                   16,382              11,178
    09/30/97               13,706                   17,609              11,569
    12/31/97               13,495                   18,114              11,941
    03/31/98               14,440                   20,639              12,122
    06/30/98               14,328                   21,324              12,439
    09/30/98               13,097                   19,208              13,055
    12/31/98               14,328                   23,295              13,072
    03/31/99               14,094                   24,455              12,916
    06/30/99               14,671                   26,175              12,774
    09/30/99               14,671                   24,545              12,843
    12/31/99               16,635                   28,194              12,791
    03/31/00               17,240                   28,840              13,135
    06/30/00               16,985                   28,074              13,326
    09/30/00               17,496                   27,802              13,708
    12/31/00               17,113                   25,628              14,307

PANORAMA LIFESPAN DIVERSIFIED INCOME PORTFOLIO

PANORAMA LIFESPAN DIVERSIFIED INCOME PORTFOLIO performed well for the fiscal year that ended December 31, 2000 despite the volatility felt in the bond markets. During the first half of the reporting period the portfolio's best bond returns were generated by higher-quality issues, and its concentration in U.S. Treasury obligations. Moving into the second half of the year, yields on Tresury bonds fell mildly and rose briefly before the presidential election. From then on there was a consistent and dramatic drop in yields into December as the volatility in the equity markets convinced bond market participants that the Federal Reserve Board's next action would be to lower rates. Treasury prices rallied during the period, as yields on intermediate maturity bonds fell below those on the long bonds. The high-yield market, which had been staging a mild come-back early in the second half of the year, fell apart from September through November, losing almost 10% of its market value. Short maturity corporates close to maturity were sold and replaced with longer maturity Treasuries to lock in the higher interest rate exposure. The portfolio holdings, allocations and strategies are subject to change.

COMPARING THE PORTFOLIO'S PERFORMANCE TO THE MARKET. The graph that follows shows the performance of a hypothetical $10,000 investment in the Portfolio. Performance information does not reflect charges that apply to separate accounts investing in the Portfolio. If these charges were taken into account, performance would be lower.

         LifeSpan Diversified Income Portfolio's performance is compared to the performance of the Lehman Brothers Intermediate Government and Corporate Bond Index, which includes fixed rate debt issues rated investment grade or higher by Moody's, S&P or Fitch, in that order.

         Index performance reflects the reinvestment of income but does not consider the effect of transaction costs, and none of the data that follows shows the effect of taxes. The Portfolio's performance reflects the effects of the Portfolio's business and operating expenses. While index comparisons may be useful to provide a benchmark for the Portfolio's performance, it must be noted that the Portfolio's investments are not limited to the investments in the index.

AVERAGE ANNUAL TOTAL RETURN OF THE PORTFOLIO AT 12/31/00
1 year              5 year          Life
10.88%              6.76%           7.44%

Prior to 12/31/99, portions of the Fund's portfolio were managed by sub-advisors and OppenheimerFunds, Inc. Effective 1/1/2000, OppenheimerFunds, Inc. manages all of the Fund's portfolio. Because the stock market can be volatile, the Fund's performance may be subject to short-term changes. For updates on the Fund's performance, please call us at 1-800-981-2871. The performance information in the graph for the Lehman Brothers Intermediate Government/Corporate Bond Index begins on 8/31/95. The inception date of the Portfolio is 9/1/95.

Total returns and the ending account value in the graph show change in share value and include reinvestment of all dividends and capital gains distributions. Past performance is not predictive of future performance.

--------------------------------------------------------------------------------
COMPARISON OF CHANGE IN VALUE OF $10,000 HYPOTHETICAL INVESTMENTS IN:
--------------------------------------------------------------------------------
[Symbol] Panorama Series Fund, Inc. - LifeSpan Diversified Income Portfolio [Symbol] Lehman Brothers Intermediate Government/Corporate Bond Index
--------------------------------------------------------------------------------


                    Panorama
                    Series            Lehman
                    Fund, Inc.-       Brothers
                    LifeSpan          Intermediate-
                    Diversified       Govt./
                    Income            Corporate
      Date          Portfolio         Bond Index

    09/01/95        10,000            10,000
    09/30/95        10,100            10,072
    12/31/95        10,569            10,427
    03/31/96        10,569            10,340
    06/30/96        10,684            10,405
    09/30/96        10,890            10,589
    12/31/96        11,301            10,849
    03/31/97        11,314            10,836
    06/30/97        11,853            11,156
    09/30/97        12,392            11,457
    12/31/97        12,715            11,702
    03/31/98        13,107            11,885
    06/30/98        13,107            12,109
    09/30/98        13,107            12,652
    12/31/98        13,335            12,690
    03/31/99        13,222            12,666
    06/30/99        13,465            12,615
    09/30/99        13,222            12,732
    12/31/99        13,222            12,738
    03/31/00        13,363            12,930
    06/30/00        13,493            13,149
    09/30/00        14,142            13,527
    12/31/00        14,660            14,027



---------------------------------------------------------------------------------------------------------------------------------
STATEMENT OF INVESTMENTS                                                                     December 31, 2000


                                                                                                                MARKET VALUE
                                                                                               SHARES           SEE NOTE 1
---------------------------------------------------------------------------------------------------------------------------------
Common Stocks - 74.9%
---------------------------------------------------------------------------------------------------------------------------------
BASIC MATERIALS - 2.3%
---------------------------------------------------------------------------------------------------------------------------------
CHEMICALS - 1.3%
Dow Chemical Co.                                                                                        3,600   $        131,850
---------------------------------------------------------------------------------------------------------------------------------
Du Pont (E.I.) de Nemours & Co.                                                                         2,900            140,106
---------------------------------------------------------------------------------------------------------------------------------
Fuji Photo Film Co.                                                                                     4,000            167,426
---------------------------------------------------------------------------------------------------------------------------------
IMC Global, Inc.                                                                                        2,834             44,104
---------------------------------------------------------------------------------------------------------------------------------
Rohm & Haas Co.                                                                                         3,200            116,200
                                                                                                                  ---------------
                                                                                                                         599,686

--------------------------------------------------------------------------------------------------------------------------------
METALS - 0.3%
Broken Hill Proprietary Co. Ltd.                                                                       15,000            158,008
---------------------------------------------------------------------------------------------------------------------------------
PAPER - 0.7%
Georgia Pacific Corp.                                                                                   1,600             49,800
---------------------------------------------------------------------------------------------------------------------------------
Georgia Pacific Corp./Timber Group                                                                      2,300             68,856
---------------------------------------------------------------------------------------------------------------------------------
Weyerhaeuser Co.                                                                                        4,000            203,000
                                                                                                                  ---------------
                                                                                                                         321,656

---------------------------------------------------------------------------------------------------------------------------------
CAPITAL GOODS - 7.7%
---------------------------------------------------------------------------------------------------------------------------------
AEROSPACE/DEFENSE - 2.2%
General Dynamics Corp.                                                                                  9,900            772,200
---------------------------------------------------------------------------------------------------------------------------------
Northrop Grumman Corp.                                                                                  3,200            265,600
                                                                                                                  ---------------
                                                                                                                       1,037,800

---------------------------------------------------------------------------------------------------------------------------------
ELECTRICAL EQUIPMENT - 1.8%
ABB Ltd.                                                                                                  650             69,292
---------------------------------------------------------------------------------------------------------------------------------
CommScope, Inc.                                                                1                        1,200             19,875
---------------------------------------------------------------------------------------------------------------------------------
Kemet Corp.                                                                    1                        9,000            136,125
---------------------------------------------------------------------------------------------------------------------------------
Rockwell International Corp.                                                                            2,800            133,350
---------------------------------------------------------------------------------------------------------------------------------
Siemens AG                                                                                              1,300            169,903
---------------------------------------------------------------------------------------------------------------------------------
SPX Corp.                                                                      1                        2,700            292,106
---------------------------------------------------------------------------------------------------------------------------------
Vishay Intertechnology, Inc.                                                   1                        2,100             31,762
                                                                                                                  ---------------
                                                                                                                         852,413

---------------------------------------------------------------------------------------------------------------------------------
INDUSTRIAL SERVICES - 2.0%
Hays plc                                                                                                  262              1,511
---------------------------------------------------------------------------------------------------------------------------------
Mobile Mini, Inc.                                                              1                        6,900            158,700
---------------------------------------------------------------------------------------------------------------------------------
New England Business Service, Inc.                                                                      6,300            114,975
---------------------------------------------------------------------------------------------------------------------------------
Newpark Resources, Inc.                                                        1                       15,000            143,437
---------------------------------------------------------------------------------------------------------------------------------
Source Information Management Co. (The)                                        1                        6,700             25,125
---------------------------------------------------------------------------------------------------------------------------------
Tetra Tech, Inc.                                                                                        8,143            259,558
---------------------------------------------------------------------------------------------------------------------------------
United Rentals, Inc.                                                           1                       10,000            134,375
---------------------------------------------------------------------------------------------------------------------------------
Valassis Communications, Inc.                                                  1                        1,200             37,875
---------------------------------------------------------------------------------------------------------------------------------
Zomax, Inc.                                                                    1                        8,400             38,325
                                                                                                                  ---------------
                                                                                                                         913,881

---------------------------------------------------------------------------------------------------------------------------------
MANUFACTURING - 1.7%
Avery-Dennison Corp.                                                                                      800             43,900
---------------------------------------------------------------------------------------------------------------------------------
Briggs & Stratton Corp.                                                                                 1,300             57,687
---------------------------------------------------------------------------------------------------------------------------------
Cooper Industries, Inc.                                                                                 1,900             87,281
---------------------------------------------------------------------------------------------------------------------------------
Crane Co.                                                                                               4,600            130,812
---------------------------------------------------------------------------------------------------------------------------------
Credence Systems Corp.                                                         1                        7,400            170,200
---------------------------------------------------------------------------------------------------------------------------------
Deere & Co.                                                                                             1,200             54,975


 9  LifeSpan Capital Appreciation Portfolio


---------------------------------------------------------------------------------------------------------------------------------
STATEMENT OF INVESTMENTS (Continued)

                                                                                                                MARKET VALUE
                                                                                               SHARES           SEE NOTE 1
---------------------------------------------------------------------------------------------------------------------------------
Manufacturing (continued)
Eaton Corp.                                                                                               500   $         37,594
---------------------------------------------------------------------------------------------------------------------------------
Parker-Hannifin Corp.                                                                                   1,600             70,600
---------------------------------------------------------------------------------------------------------------------------------
ROHN Industries, Inc.                                                          1                       12,000             45,750
---------------------------------------------------------------------------------------------------------------------------------
Textron, Inc.                                                                                             700             32,550
---------------------------------------------------------------------------------------------------------------------------------
United Technologies Corp.                                                                                 800             62,900
                                                                                                                  ---------------
                                                                                                                         794,249

---------------------------------------------------------------------------------------------------------------------------------
COMMUNICATION SERVICES - 4.3%
---------------------------------------------------------------------------------------------------------------------------------
TELECOMMUNICATIONS-LONG DISTANCE - 1.7%
ALLTEL Corp.                                                                                            4,900            305,944
---------------------------------------------------------------------------------------------------------------------------------
Deutsche Telekom AG                                                                                     6,300            189,874
---------------------------------------------------------------------------------------------------------------------------------
Koninklijke (Royal) KPN NV                                                                              6,088             70,078
---------------------------------------------------------------------------------------------------------------------------------
Microcell Telecommunications, Inc., Cl. B                                      1                          429              8,151
---------------------------------------------------------------------------------------------------------------------------------
Telefonaktiebolaget LM Ericsson AB, B Shares                                                           20,000            227,863
                                                                                                                  ---------------
                                                                                                                         801,910

---------------------------------------------------------------------------------------------------------------------------------
TELEPHONE UTILITIES - 1.4%
BellSouth Corp.                                                                                         9,600            393,000
---------------------------------------------------------------------------------------------------------------------------------
Telefonica SA                                                                  1                       15,627            258,231
                                                                                                                  ---------------
                                                                                                                         651,231

---------------------------------------------------------------------------------------------------------------------------------
TELECOMMUNICATIONS-WIRELESS - 1.2%
Nokia Oyj                                                                                               9,600            428,138
----------------------------------------------------------------------------------------------------------------------------------
Price Communications Corp.                                                     1                        6,731            113,165
                                                                                                                  ---------------
                                                                                                                         541,303

---------------------------------------------------------------------------------------------------------------------------------
CONSUMER CYCLICALS - 6.9%
---------------------------------------------------------------------------------------------------------------------------------
AUTOS & HOUSING - 1.2%
Fortune Brands, Inc.                                                                                    1,300             39,000
---------------------------------------------------------------------------------------------------------------------------------
Genuine Parts Co.                                                                                       5,800            151,887
---------------------------------------------------------------------------------------------------------------------------------
Overseas Union Enterprise Ltd.                                                                         20,000             78,431
---------------------------------------------------------------------------------------------------------------------------------
Stanley Works (The)                                                                                     7,500            233,906
---------------------------------------------------------------------------------------------------------------------------------
Vulcan Materials Co.                                                                                    1,000             47,875
                                                                                                                  ---------------
                                                                                                                         551,099

---------------------------------------------------------------------------------------------------------------------------------
CONSUMER SERVICES - 0.6%
Dun & Bradstreet Corp.                                                         1                        2,650             68,569
---------------------------------------------------------------------------------------------------------------------------------
Moody's Corp.                                                                                           5,300            136,144
---------------------------------------------------------------------------------------------------------------------------------
Vivendi Universal SA                                                                                    1,300             85,562
                                                                                                                  ---------------
                                                                                                                         290,275

---------------------------------------------------------------------------------------------------------------------------------
LEISURE & ENTERTAINMENT - 0.3%
Mattel, Inc.                                                                                            8,500            122,740
---------------------------------------------------------------------------------------------------------------------------------
MEDIA - 2.1%
Deluxe Corp.                                                                                            5,300            133,931
---------------------------------------------------------------------------------------------------------------------------------
Gannett Co., Inc.                                                                                       2,500            157,656
---------------------------------------------------------------------------------------------------------------------------------
Harcourt General, Inc.                                                                                  3,000            171,600
---------------------------------------------------------------------------------------------------------------------------------
Harte-Hanks, Inc.                                                                                       1,300             30,794
---------------------------------------------------------------------------------------------------------------------------------
Knight-Ridder, Inc.                                                                                     4,300            244,562
---------------------------------------------------------------------------------------------------------------------------------
Verenigde Nederlandse Uitgeverbedrijven Verenigd Bezit (VNU)                                            5,030            247,232
                                                                                                                  ---------------
                                                                                                                         985,775

10  LifeSpan Capital Appreciation Portfolio

---------------------------------------------------------------------------------------------------------------------------------
STATEMENT OF INVESTMENTS (Continued)


                                                                                                                MARKET VALUE
                                                                                               SHARES           SEE NOTE 1
---------------------------------------------------------------------------------------------------------------------------------
Retail:  General - 0.9%
Family Dollar Stores, Inc.                                                                                900   $         19,294
---------------------------------------------------------------------------------------------------------------------------------
Federated Department Stores, Inc.                                              1                        1,100             38,500
---------------------------------------------------------------------------------------------------------------------------------
Ito-Yokado Co. Ltd.                                                                                     2,000             99,825
---------------------------------------------------------------------------------------------------------------------------------
May Department Stores Co.                                                                               1,600             52,400
---------------------------------------------------------------------------------------------------------------------------------
Sears Roebuck & Co.                                                                                     5,400            187,650
                                                                                                                  ---------------
                                                                                                                         397,669

---------------------------------------------------------------------------------------------------------------------------------
RETAIL:  SPECIALTY - 1.4%
BJ's Wholesale Club, Inc.                                                      1                          700             26,862
---------------------------------------------------------------------------------------------------------------------------------
Brown Shoe Co., Inc.                                                                                    9,700            126,100
---------------------------------------------------------------------------------------------------------------------------------
Kingfisher plc                                                                                         15,000            111,531
---------------------------------------------------------------------------------------------------------------------------------
RadioShack Corp.                                                                                          900             38,531
---------------------------------------------------------------------------------------------------------------------------------
Sherwin-Williams Co.                                                                                    8,500            223,656
---------------------------------------------------------------------------------------------------------------------------------
Tweeter Home Entertainment Group, Inc.                                         1                        7,400             90,187
---------------------------------------------------------------------------------------------------------------------------------
Whitehall Jewellers, Inc.                                                      1                        8,550             60,384
                                                                                                                  ---------------
                                                                                                                         677,251

---------------------------------------------------------------------------------------------------------------------------------
TEXTILE/APPAREL & HOME FURNISHINGS - 0.4%
Jones Apparel Group, Inc.                                                      1                          700             22,531
---------------------------------------------------------------------------------------------------------------------------------
Linens 'N Things, Inc.                                                                                  6,500            179,562
                                                                                                                  ---------------
                                                                                                                         202,093

---------------------------------------------------------------------------------------------------------------------------------
CONSUMER STAPLES - 5.8%
---------------------------------------------------------------------------------------------------------------------------------
BEVERAGES - 0.4%
Anheuser-Busch Cos., Inc.                                                                               3,800            172,900
---------------------------------------------------------------------------------------------------------------------------------
BROADCASTING - 0.1%
Citadel Communications Corp.                                                   1                        3,800             45,600
---------------------------------------------------------------------------------------------------------------------------------
ENTERTAINMENT - 0.4%
Brinker International, Inc.                                                    1                        3,000            126,750
---------------------------------------------------------------------------------------------------------------------------------
McDonald's Corp.                                                                                        1,000             34,000
---------------------------------------------------------------------------------------------------------------------------------
Wendy's International, Inc.                                                                               900             23,625
                                                                                                                  ---------------
                                                                                                                         184,375

---------------------------------------------------------------------------------------------------------------------------------
FOOD - 1.3%
ConAgra Foods, Inc.                                                                                     5,939            154,414
---------------------------------------------------------------------------------------------------------------------------------
Heinz (H.J.) Co.                                                                                        1,600             75,900
---------------------------------------------------------------------------------------------------------------------------------
Hormel Foods Corp.                                                                                        800             14,900
---------------------------------------------------------------------------------------------------------------------------------
Kerry Group plc, Cl. A                                                                                 10,000            129,099
---------------------------------------------------------------------------------------------------------------------------------
Nestle SA                                                                                                  75            174,946
---------------------------------------------------------------------------------------------------------------------------------
Sara Lee Corp.                                                                                          2,500             61,406
                                                                                                                  ---------------
                                                                                                                         610,665

---------------------------------------------------------------------------------------------------------------------------------
FOOD & DRUG RETAILERS - 1.3%
Express Scripts, Inc., Cl. A                                                   1                        2,700            276,075
---------------------------------------------------------------------------------------------------------------------------------
Kroger Co.                                                                     1                        9,600            259,800
---------------------------------------------------------------------------------------------------------------------------------
SUPERVALU, Inc.                                                                                         3,900             54,112
                                                                                                                  ---------------
                                                                                                                         589,987

---------------------------------------------------------------------------------------------------------------------------------
HOUSEHOLD GOODS - 2.3%
Blyth, Inc.                                                                                             4,100             98,912
---------------------------------------------------------------------------------------------------------------------------------
Kimberly-Clark Corp.                                                                                    6,400            452,416
---------------------------------------------------------------------------------------------------------------------------------
L'OREAL                                                                                                 2,000            171,443
---------------------------------------------------------------------------------------------------------------------------------
Procter & Gamble Co.                                                                                    4,400            345,125
                                                                                                                  ---------------
                                                                                                                       1,067,896

11  LifeSpan Capital Appreciation Portfolio


---------------------------------------------------------------------------------------------------------------------------------
STATEMENT OF INVESTMENTS (Continued)


                                                                                                               MARKET VALUE
                                                                                               SHARES          SEE NOTE 1
---------------------------------------------------------------------------------------------------------------------------------
Energy - 4.1%
---------------------------------------------------------------------------------------------------------------------------------
ENERGY SERVICES - 0.4%
Anadarko Petroleum Corp.                                                                                1,000   $         71,080
---------------------------------------------------------------------------------------------------------------------------------
Progress Energy, Inc.                                                                                   2,100            103,294
                                                                                                                  ---------------
                                                                                                                         174,374

---------------------------------------------------------------------------------------------------------------------------------
OIL:  DOMESTIC - 1.2%
Burlington Resources, Inc.                                                                              1,000             50,500
---------------------------------------------------------------------------------------------------------------------------------
Chevron Corp.                                                                                           3,300            278,644
---------------------------------------------------------------------------------------------------------------------------------
Conoco, Inc., Cl. A                                                                                     2,500             71,562
---------------------------------------------------------------------------------------------------------------------------------
Occidental Petroleum Corp.                                                                              6,200            150,350
                                                                                                                  ---------------
                                                                                                                         551,056

---------------------------------------------------------------------------------------------------------------------------------
OIL:  INTERNATIONAL - 2.5%
Abraxas Petroleum Corp.                                                        1                        2,980             13,037
---------------------------------------------------------------------------------------------------------------------------------
BP Amoco plc, ADR                                                                                      15,296            732,296
---------------------------------------------------------------------------------------------------------------------------------
Royal Dutch Petroleum Co., NY Shares                                                                    2,300            139,294
---------------------------------------------------------------------------------------------------------------------------------
TotalFinaElf SA, B Shares                                                                               1,800            267,699
                                                                                                                  ---------------
                                                                                                                       1,152,326

---------------------------------------------------------------------------------------------------------------------------------
FINANCIAL - 17.4%
---------------------------------------------------------------------------------------------------------------------------------
BANKS - 5.8%
Banco Bilbao Vizcaya Argentaria SA                                                                     10,000            148,816
---------------------------------------------------------------------------------------------------------------------------------
Bank of America Corp.                                                                                   6,400            293,600
---------------------------------------------------------------------------------------------------------------------------------
Bank of New York Co., Inc. (The)                                                                        1,500             82,781
---------------------------------------------------------------------------------------------------------------------------------
Bank One Corp.                                                                                          3,500            128,187
---------------------------------------------------------------------------------------------------------------------------------
BNP Paribas SA                                                                                          1,800            158,017
---------------------------------------------------------------------------------------------------------------------------------
Chase Manhattan Corp.                                                                                   6,150            279,441
---------------------------------------------------------------------------------------------------------------------------------
Credit Suisse Group                                                                                       770            146,350
---------------------------------------------------------------------------------------------------------------------------------
DePfa Deutsche Pfandbriefbank AG (DePfa-Bank)                                                           2,200            163,181
---------------------------------------------------------------------------------------------------------------------------------
First Union Corp.                                                                                       4,700            130,719
---------------------------------------------------------------------------------------------------------------------------------
Firstar Corp.                                                                                           1,000             23,250
---------------------------------------------------------------------------------------------------------------------------------
Lloyds TSB Group plc                                                                                   16,696            176,579
---------------------------------------------------------------------------------------------------------------------------------
Mizuho Holdings, Inc.                                                                                      17            105,394
---------------------------------------------------------------------------------------------------------------------------------
Nordea AB (NDA)                                                                                        28,000            212,943
---------------------------------------------------------------------------------------------------------------------------------
PNC Financial Services Group                                                                            5,200            379,925
---------------------------------------------------------------------------------------------------------------------------------
Roslyn Bancorp, Inc.                                                                                    1,600             43,700
---------------------------------------------------------------------------------------------------------------------------------
Sanwa Bank Ltd. (The)                                                                                  13,000             91,182
---------------------------------------------------------------------------------------------------------------------------------
UnionBanCal Corp.                                                                                       4,700            113,094
---------------------------------------------------------------------------------------------------------------------------------
Wachovia Corp.                                                                                            900             52,313
                                                                                                                  ---------------
                                                                                                                       2,729,472

---------------------------------------------------------------------------------------------------------------------------------
DIVERSIFIED FINANCIAL - 5.1%
AMBAC Financial Group, Inc.                                                    1                        1,200             69,975
---------------------------------------------------------------------------------------------------------------------------------
AmeriCredit Corp.                                                              1                        7,500            204,375
---------------------------------------------------------------------------------------------------------------------------------
ChoicePoint, Inc.                                                              1                        5,600            367,150
---------------------------------------------------------------------------------------------------------------------------------
Diamond Cluster International, Inc., A Shares                                                           5,600            170,800
---------------------------------------------------------------------------------------------------------------------------------
Fannie Mae                                                                                              3,200            277,600
---------------------------------------------------------------------------------------------------------------------------------
Freddie Mac                                                                                               800             55,100
---------------------------------------------------------------------------------------------------------------------------------
ING Groep NV                                                                                            3,046            243,319


12  LifeSpan Capital Appreciation Portfolio

---------------------------------------------------------------------------------------------------------------------------------
STATEMENT OF INVESTMENTS (Continued)


                                                                                                                MARKET VALUE
                                                                                               SHARES           SEE NOTE 1
---------------------------------------------------------------------------------------------------------------------------------
Diversified Financial (continued)
John Hancock Financial Services, Inc.                                                                   2,500   $         94,063
---------------------------------------------------------------------------------------------------------------------------------
Lend Lease Corp. Ltd.                                                                                   6,902             64,205
---------------------------------------------------------------------------------------------------------------------------------
Metris Cos., Inc.                                                                                       7,200            189,450
---------------------------------------------------------------------------------------------------------------------------------
Nationwide Financial Services, Inc., Cl. A                                                                500             23,750
---------------------------------------------------------------------------------------------------------------------------------
Nomura Securities Co. Ltd.                                                                             15,000            269,921
---------------------------------------------------------------------------------------------------------------------------------
PMI Group, Inc. (The)                                                                                   1,200             81,225
---------------------------------------------------------------------------------------------------------------------------------
Reckson Associates Realty Corp., Cl. B                                                                  3,662             99,561
---------------------------------------------------------------------------------------------------------------------------------
Senior Housing Properties Trust                                                                           920              8,568
---------------------------------------------------------------------------------------------------------------------------------
Swire Pacific Ltd., Cl. B                                                                             210,000            183,079
                                                                                                                  ---------------
                                                                                                                       2,402,141

---------------------------------------------------------------------------------------------------------------------------------
INSURANCE - 5.2%
ACE Ltd.                                                                                                3,100            131,556
---------------------------------------------------------------------------------------------------------------------------------
Advance Paradigm, Inc.                                                         1                        6,800            309,400
---------------------------------------------------------------------------------------------------------------------------------
Aegon NV                                                                                                4,634            192,021
---------------------------------------------------------------------------------------------------------------------------------
Aegon NV                                                                                                2,620            108,384
---------------------------------------------------------------------------------------------------------------------------------
Allmerica Financial Corp.                                                                                 600             43,500
---------------------------------------------------------------------------------------------------------------------------------
American General Corp.                                                                                  2,200            179,300
---------------------------------------------------------------------------------------------------------------------------------
AXA SA                                                                                                  1,400            202,427
---------------------------------------------------------------------------------------------------------------------------------
Irish Life & Permanent plc                                                                              9,127            113,115
---------------------------------------------------------------------------------------------------------------------------------
Jefferson-Pilot Corp.                                                                                   3,800            284,050
---------------------------------------------------------------------------------------------------------------------------------
Manulife Financial Corp.                                                                                2,800             87,850
---------------------------------------------------------------------------------------------------------------------------------
Marsh & McLennan Cos., Inc.                                                                             1,100            128,700
---------------------------------------------------------------------------------------------------------------------------------
Radian Group, Inc.                                                                                      1,200             90,075
---------------------------------------------------------------------------------------------------------------------------------
XL Capital Ltd., Cl. A                                                                                  6,600            576,675
                                                                                                                  ---------------
                                                                                                                       2,447,053

---------------------------------------------------------------------------------------------------------------------------------
REAL ESTATE INVESTMENT TRUSTS - 1.3%
Camden Property Trust                                                                                   7,200            241,200
---------------------------------------------------------------------------------------------------------------------------------
Equity Office Properties Trust                                                                          4,855            158,394
---------------------------------------------------------------------------------------------------------------------------------
Healthcare Realty Trust, Inc.                                                                           6,814            144,798
---------------------------------------------------------------------------------------------------------------------------------
HRPT Properties Trust                                                                                   9,200             69,575
                                                                                                                  ---------------
                                                                                                                         613,967

---------------------------------------------------------------------------------------------------------------------------------
HEALTHCARE - 10.8%
---------------------------------------------------------------------------------------------------------------------------------
HEALTHCARE/DRUGS - 8.0%
Abbott Laboratories                                                                                     3,900            188,906
---------------------------------------------------------------------------------------------------------------------------------
American Home Products Corp.                                                                            2,700            171,585
---------------------------------------------------------------------------------------------------------------------------------
Celgene Corp.                                                                  1                       12,000            390,000
---------------------------------------------------------------------------------------------------------------------------------
Gedeon Richter Ltd., GDR                                                       2                        2,400            142,200
---------------------------------------------------------------------------------------------------------------------------------
GlaxoSmithKline plc                                                                                    13,885            392,013
---------------------------------------------------------------------------------------------------------------------------------
Johnson & Johnson                                                                                       1,800            189,113
---------------------------------------------------------------------------------------------------------------------------------
King Pharmaceuticals, Inc.                                                     1                       20,334          1,051,014
---------------------------------------------------------------------------------------------------------------------------------
Merck & Co., Inc.                                                                                       3,400            318,325
---------------------------------------------------------------------------------------------------------------------------------
Novartis AG                                                                                               100            176,797
---------------------------------------------------------------------------------------------------------------------------------
Noven Pharmaceuticals, Inc.                                                    1                        8,300            310,213
---------------------------------------------------------------------------------------------------------------------------------
Takeda Chemical Industries Ltd.                                                                         3,000            177,583
---------------------------------------------------------------------------------------------------------------------------------
UnitedHealth Group, Inc.                                                                                3,800            233,225
                                                                                                                  ---------------
                                                                                                                       3,740,974

13  LifeSpan Capital Appreciation Portfolio

---------------------------------------------------------------------------------------------------------------------------------
STATEMENT OF INVESTMENTS (Continued)


                                                                                                                MARKET VALUE
                                                                                               SHARES           SEE NOTE 1
---------------------------------------------------------------------------------------------------------------------------------
Healthcare/Supplies & Services - 2.8%
ArthroCare Corp.                                                               1                        6,200   $        120,900
---------------------------------------------------------------------------------------------------------------------------------
Baxter International, Inc.                                                                              2,200            194,288
---------------------------------------------------------------------------------------------------------------------------------
Cardinal Health, Inc.                                                                                   2,400            239,100
---------------------------------------------------------------------------------------------------------------------------------
Molecular Devices Corp.                                                        1                        4,700            321,656
---------------------------------------------------------------------------------------------------------------------------------
PacifiCare Health Systems, Inc.                                                1                        3,000             45,000
---------------------------------------------------------------------------------------------------------------------------------
WellPoint Health Networks, Inc.                                                1                        2,200            253,550
---------------------------------------------------------------------------------------------------------------------------------
Zoll Medical Corp.                                                             1                        4,300            150,769
                                                                                                                  ---------------
                                                                                                                       1,325,263

---------------------------------------------------------------------------------------------------------------------------------
TECHNOLOGY - 11.3%
---------------------------------------------------------------------------------------------------------------------------------
COMPUTER HARDWARE - 1.6%
Advanced Digital Information Corp.                                             1                       11,000            253,000
---------------------------------------------------------------------------------------------------------------------------------
Apple Computer, Inc.                                                           1                        3,800             56,525
---------------------------------------------------------------------------------------------------------------------------------
Digital Lightwave, Inc.                                                        1                        4,732            149,945
---------------------------------------------------------------------------------------------------------------------------------
International Business Machines Corp.                                                                   2,800            238,000
---------------------------------------------------------------------------------------------------------------------------------
Lexmark International, Inc., Cl. A                                             1                          700             31,019
                                                                                                                  ---------------
                                                                                                                         728,489

---------------------------------------------------------------------------------------------------------------------------------
COMPUTER SERVICES - 0.2%
Intraware, Inc.                                                                1                        4,600              6,756
---------------------------------------------------------------------------------------------------------------------------------
MedQuist, Inc.                                                                 1                        3,811             60,976
---------------------------------------------------------------------------------------------------------------------------------
Proxicom, Inc.                                                                 1                        2,300              9,488
                                                                                                                  ---------------
                                                                                                                          77,220

---------------------------------------------------------------------------------------------------------------------------------
COMPUTER SOFTWARE - 1.4%
Computer Associates International, Inc.                                                                 1,800             35,100
---------------------------------------------------------------------------------------------------------------------------------
Mercury Interactive Corp.                                                      1                        5,600            505,400
---------------------------------------------------------------------------------------------------------------------------------
SAP AG                                                                                                    640             73,484
---------------------------------------------------------------------------------------------------------------------------------
Symantec Corp.                                                                 1                        1,400             46,725
                                                                                                                  ---------------
                                                                                                                         660,709

---------------------------------------------------------------------------------------------------------------------------------
COMMUNICATIONS EQUIPMENT - 3.1%
ADC Telecommunications, Inc.                                                   1                        3,600             65,250
---------------------------------------------------------------------------------------------------------------------------------
Alcatel SA                                                                                              2,500            142,009
---------------------------------------------------------------------------------------------------------------------------------
Ditech Communications Corp.                                                    1                        3,200             51,400
---------------------------------------------------------------------------------------------------------------------------------
Extreme Networks, Inc.                                                         1                        4,200            164,325
---------------------------------------------------------------------------------------------------------------------------------
L-3 Communications Holdings, Inc.                                              1                        1,100             84,700
---------------------------------------------------------------------------------------------------------------------------------
Polycom, Inc.                                                                  1                        7,400            238,188
---------------------------------------------------------------------------------------------------------------------------------
Vodafone Group plc                                                                                    188,077            689,731
                                                                                                                  ---------------
                                                                                                                       1,435,603

---------------------------------------------------------------------------------------------------------------------------------
ELECTRONICS - 5.0%
Advanced Energy Industries, Inc.                                               1                        4,700            105,750
---------------------------------------------------------------------------------------------------------------------------------
Advanced Micro Devices, Inc.                                                   1                        1,800             24,863
---------------------------------------------------------------------------------------------------------------------------------
ANADIGICS, Inc.                                                                1                        3,900             63,863
---------------------------------------------------------------------------------------------------------------------------------
Anaren Microwave, Inc.                                                         1                        7,350            493,828
---------------------------------------------------------------------------------------------------------------------------------
Cypress Semiconductor Corp.                                                    1                        1,600             31,500
---------------------------------------------------------------------------------------------------------------------------------
Dallas Semiconductor Corp.                                                                              3,000             76,875
---------------------------------------------------------------------------------------------------------------------------------
Hoshiden Corp.                                                                                         11,000            414,186
---------------------------------------------------------------------------------------------------------------------------------
Intel Corp.                                                                                             2,000             60,125
---------------------------------------------------------------------------------------------------------------------------------
Kulicke & Soffa Industries, Inc.                                               1                        2,800             31,500
---------------------------------------------------------------------------------------------------------------------------------
Matsushita Electric Industrial Co.                                                                      7,000            167,338


14  LifeSpan Capital Appreciation Portfolio

---------------------------------------------------------------------------------------------------------------------------------
STATEMENT OF INVESTMENTS (Continued)


                                                                                                                MARKET VALUE
                                                                                               SHARES           SEE NOTE 1
---------------------------------------------------------------------------------------------------------------------------------
Electronics (continued)
National Semiconductor Corp.                                                   1                        2,800   $         56,350
---------------------------------------------------------------------------------------------------------------------------------
Novellus Systems, Inc.                                                         1                        1,900             68,281
---------------------------------------------------------------------------------------------------------------------------------
Sony Corp.                                                                                              3,200            221,366
---------------------------------------------------------------------------------------------------------------------------------
Teradyne, Inc.                                                                 1                        1,300             48,425
---------------------------------------------------------------------------------------------------------------------------------
TranSwitch Corp.                                                               1                       11,100            434,288
---------------------------------------------------------------------------------------------------------------------------------
Zebra Technologies Corp., Cl. A                                                1                        1,300             53,036
                                                                                                                  ---------------
                                                                                                                       2,351,574

---------------------------------------------------------------------------------------------------------------------------------
TRANSPORTATION - 1.4%
---------------------------------------------------------------------------------------------------------------------------------
AIR TRANSPORTATION - 0.1%
Delta Air Lines, Inc.                                                                                   1,100             55,206
---------------------------------------------------------------------------------------------------------------------------------
RAILROADS & TRUCKERS - 1.3%
GATX Corp.                                                                                             10,400            518,700
---------------------------------------------------------------------------------------------------------------------------------
Union Pacific Corp.                                                                                     1,500             76,125
                                                                                                                  ---------------
                                                                                                                         594,825

---------------------------------------------------------------------------------------------------------------------------------
UTILITIES - 2.9%
---------------------------------------------------------------------------------------------------------------------------------
ELECTRIC UTILITIES - 2.1%
Kansas City Power & Light Co.                                                                           6,600            181,088
---------------------------------------------------------------------------------------------------------------------------------
Montana Power Co.                                                                                       5,600            116,200
---------------------------------------------------------------------------------------------------------------------------------
Potomac Electric Power Co.                                                                              2,200             54,362
---------------------------------------------------------------------------------------------------------------------------------
Public Service Enterprise Group, Inc.                                                                   4,200            204,225
---------------------------------------------------------------------------------------------------------------------------------
Tokyo Electric Power Corp.                                                                              5,000            124,124
---------------------------------------------------------------------------------------------------------------------------------
TXU Corp.                                                                                               3,600            159,525
---------------------------------------------------------------------------------------------------------------------------------
Western Resources, Inc.                                                                                 5,200            129,025
                                                                                                                  ---------------
                                                                                                                         968,549

---------------------------------------------------------------------------------------------------------------------------------
GAS UTILITIES - 0.8%
National Fuel Gas Co.                                                                                   5,600            352,450
                                                                                                                  ---------------
Total Common Stocks (Cost $28,952,483)                                                                                34,931,713

---------------------------------------------------------------------------------------------------------------------------------
PREFERRED STOCKS - 0.1%
---------------------------------------------------------------------------------------------------------------------------------
PRIMEDIA, Inc., 10% Cum., Series D, Non-Vtg. (Cost $50,000)                    3                         500             41,125

                                                                                               UNITS
---------------------------------------------------------------------------------------------------------------------------------
Rights, Warrants and Certificates - 0.0%
---------------------------------------------------------------------------------------------------------------------------------
Abraxas Petroleum Corp., Contingent Value Rts.                                 3                        2,980              1,862
---------------------------------------------------------------------------------------------------------------------------------
Arcadia Financial Ltd. Wts., Exp. 3/15/07                                                                  75                 --
---------------------------------------------------------------------------------------------------------------------------------
Australis Holdings PTY Ltd./Australia Media Ltd.
Wts., Exp. 10/30/01                                                            3                          100                  1
---------------------------------------------------------------------------------------------------------------------------------
Diva Systems Corp. Wts., Exp. 3/1/08                                           3                          300              2,437
---------------------------------------------------------------------------------------------------------------------------------
Mrs. Fields' Holdings Co., Inc. Wts., Exp. 12/31/49                            3                          100              1,013
                                                                                                                  ---------------
Total Rights, Warrants and Certificates (Cost $447)                                                                        5,313

                                                                                               PRINCIPAL
                                                                                               AMOUNT
---------------------------------------------------------------------------------------------------------------------------------
Asset-Backed Securities - 0.2%
---------------------------------------------------------------------------------------------------------------------------------
Arcadia Automobile Receivables Trust, Automobile
Receivables-Backed Nts., Series 1998-B, Cl. A3, 5.95%, 11/15/02                3               $       27,529             27,478



15  LifeSpan Capital Appreciation Portfolio

---------------------------------------------------------------------------------------------------------------------------------
STATEMENT OF INVESTMENTS (Continued)


                                                                                               PRINCIPAL        MARKET VALUE
                                                                                               AMOUNT           SEE NOTE 1
---------------------------------------------------------------------------------------------------------------------------------
Asset-Backed Securities (continued)
---------------------------------------------------------------------------------------------------------------------------------
IROQUOIS Trust, Asset-Backed Amortizing Nts.,
Series 1997-2, Cl. A, 6.752%, 6/25/07                                          3               $       23,488   $         23,613
----------------------------------------------------------------------------------------------------------------------------------
Olympic Automobile Receivables Trust, Automobile Receivables-
Backed Nts., Series 1997-A, Cl. A-5, 6.80%, 2/15/05                            3                       50,000             50,070
                                                                                                                  ---------------
Total Asset-Backed Securities (Cost $100,964)                                                                            101,161

---------------------------------------------------------------------------------------------------------------------------------
MORTGAGE-BACKED OBLIGATIONS - 1.1%
---------------------------------------------------------------------------------------------------------------------------------
Countrywide Funding Corp., Mtg. Pass-Through Certificates,
Series 1994-10, Cl. A3, 6%, 5/25/09                                                                   100,000             99,375
---------------------------------------------------------------------------------------------------------------------------------
Federal Home Loan Mortgage Corp., Gtd. Multiclass Mtg.
Participation Certificates, 6%, 3/1/09                                                                  8,903              8,881
---------------------------------------------------------------------------------------------------------------------------------
Federal Home Loan Mortgage Corp., Interest-Only Stripped
Mtg.-Backed Security:
Series 1542, Cl. QC, 5.58%, 10/15/20                                         3\4                      198,079             14,050
Series 1583, Cl. IC, 45%, 1/15/20                                              4                       88,536              5,173
---------------------------------------------------------------------------------------------------------------------------------
Federal National Mortgage Assn.:
6%, 12/1/03                                                                                            14,769             14,667
6.50%, 4/1/26                                                                                          31,039             30,671
---------------------------------------------------------------------------------------------------------------------------------
Federal National Mortgage Assn., Collateralized Mtg.
Obligations, Gtd. Real Estate Mtg. Investment Conduit
Pass-Through Certificates, Trust 1993-190, Cl. Z,
5.85%, 7/25/08                                                                                          4,228              4,210
---------------------------------------------------------------------------------------------------------------------------------
GE Capital Mortgage Services, Inc., Gtd. Real Estate Mtg.
Investment Conduit Pass-Through Certificates, Series 1994-7,
Cl. A18, 6%, 2/25/09                                                                                   99,442             94,719
---------------------------------------------------------------------------------------------------------------------------------
IMC Home Equity Trust, Asset-Backed Home Equity Securities,
Series 1998-3, Cl. A5, 6.36%, 8/20/22                                          5                      125,000            124,727
---------------------------------------------------------------------------------------------------------------------------------
Residential Accredit Loans, Inc., Mtg. Asset-Backed Pass-
Through Certificates, Series 1999-QS12, Cl. M1, 7%, 9/25/14                                            95,102             93,468
                                                                                                                  ---------------
Total Mortgage-Backed Obligations (Cost $485,481)                                                                        489,941

---------------------------------------------------------------------------------------------------------------------------------
NON-CONVERTIBLE CORPORATE BONDS AND NOTES - 15.8%
---------------------------------------------------------------------------------------------------------------------------------
BASIC MATERIALS - 2.3%
---------------------------------------------------------------------------------------------------------------------------------
CHEMICALS - 0.9%
Huntsman Polymers Corp., 11.75% Sr. Nts., 12/1/04                              3                       50,000             38,750
---------------------------------------------------------------------------------------------------------------------------------
Laroche Industries, Inc., 9.50% Sr. Sub. Nts., Series B, 9/15/07            1\3\6                      75,000              4,125
---------------------------------------------------------------------------------------------------------------------------------
Lyondell Chemical Co.:
9.875% Sec. Nts., Series B, 5/1/07                                                                    100,000             97,250
10.875% Sr. Sub. Nts., 5/1/09                                                                         100,000             94,250
---------------------------------------------------------------------------------------------------------------------------------
PPG Industries, Inc., 9% Debs., 5/1/21                                                                 35,000             38,583
---------------------------------------------------------------------------------------------------------------------------------
Rohm & Haas Co., 7.85% Unsec. Debs., 7/15/29                                                           75,000             75,844
---------------------------------------------------------------------------------------------------------------------------------
Sterling Chemicals Holdings, Inc., 0%/13.50%
Sr. Disc. Nts., 8/15/08                                                        7                       75,000              8,250
---------------------------------------------------------------------------------------------------------------------------------
Texas Petrochemical Corp., 11.125% Sr. Sub. Nts., Series B, 7/1/06                                     75,000             57,000
                                                                                                                  ---------------
                                                                                                                         414,052

---------------------------------------------------------------------------------------------------------------------------------
METALS - 0.5%
AK Steel Corp., 9.125% Sr. Nts., 12/15/06                                                             150,000            143,625
---------------------------------------------------------------------------------------------------------------------------------
Gulf States Steel, Inc. (Alabama), 13.50% First Mtg. Nts.,
Series B, 4/15/03                                                          1\3\6\                      75,000                562
---------------------------------------------------------------------------------------------------------------------------------
International Utility Structures, Inc., 10.75% Sr. Sub. Nts., 2/1/08           3                       50,000             34,250
---------------------------------------------------------------------------------------------------------------------------------
WCI Steel, Inc., 10% Sr. Nts., Series B, 12/1/04                                                       75,000             53,625
                                                                                                                  ---------------
                                                                                                                         232,062

16  LifeSpan Capital Appreciation Portfolio

---------------------------------------------------------------------------------------------------------------------------------
STATEMENT OF INVESTMENTS (Continued)


                                                                                               PRINCIPAL        MARKET VALUE
                                                                                               AMOUNT           SEE NOTE 1
---------------------------------------------------------------------------------------------------------------------------------
Paper - 0.9%
Ainsworth Lumber, Inc., 12.50% Sr. Nts., 7/15/07                               8               $       75,000   $         61,875
---------------------------------------------------------------------------------------------------------------------------------
Repap New Brunswick, Inc., 11.50% Sr. Sec. Nts., 6/1/04                                               150,000            168,000
---------------------------------------------------------------------------------------------------------------------------------
Riverwood International Corp., 10.25% Sr. Nts., 4/1/06                                                200,000            200,500
                                                                                                                  ---------------
                                                                                                                         430,375

---------------------------------------------------------------------------------------------------------------------------------
CAPITAL GOODS - 1.7%
---------------------------------------------------------------------------------------------------------------------------------
INDUSTRIAL SERVICES - 1.2%
Advance Holding Corp., 0%/12.875% Sr. Disc. Nts., 4/15/09                   3\7                        50,000             17,250
---------------------------------------------------------------------------------------------------------------------------------
Advance Stores Co., Inc., 10.25% Sr. Unsec. Sub. Nts., Series B,
4/15/08                                                                                                25,000             18,875
---------------------------------------------------------------------------------------------------------------------------------
Applied Extrusion Technologies, Inc., 11.50% Sr. Nts., Series B,
4/1/02                                                                         3                      125,000             73,750
---------------------------------------------------------------------------------------------------------------------------------
Coinstar, Inc., 13% Sr. Disc. Nts., 10/1/06                                                            50,000             49,875
---------------------------------------------------------------------------------------------------------------------------------
Employee Solutions, Inc., 10% Sr. Unsec. Nts., Series B, 10/15/04           1\3\6                      75,000              7,125
---------------------------------------------------------------------------------------------------------------------------------
Flooring America, Inc., 9.25% Sr. Sub. Nts., Series B, 10/15/07             3\6                        37,000                925
---------------------------------------------------------------------------------------------------------------------------------
KSL Recreation Group, Inc., 10.25% Sr. Sub. Nts.,
Series B, 5/1/07                                                               3                      50,000             49,250
---------------------------------------------------------------------------------------------------------------------------------
Mrs. Fields' Holding Co., Inc., 0%/14% Sr. Sec.
Disc. Nts., 12/1/05                                                         3\7                       100,000             45,500
---------------------------------------------------------------------------------------------------------------------------------
Ocean Energy, Inc., 8.375% Sr. Unsec. Sub. Nts., Series B, 7/1/08                                      50,000             51,125
---------------------------------------------------------------------------------------------------------------------------------
Production Resource Group LLC/PRG Finance Corp., 11.50% Sr.
Unsec. Sub. Nts., 1/15/08                                                                              75,000             37,875
---------------------------------------------------------------------------------------------------------------------------------
Scotia Pacific Co. LLC, Timber Collaterized Nts., Series B,
Cl. A-1, 6.55%, 7/20/28                                                                                63,775             62,123
---------------------------------------------------------------------------------------------------------------------------------
Simonds Industries, Inc., 10.25% Sr. Unsec. Sub. Nts., 7/1/08                  3                       50,000             35,312
---------------------------------------------------------------------------------------------------------------------------------
Sun Co., Inc., 7.95% Debs., 12/15/01                                                                   50,000             50,555
---------------------------------------------------------------------------------------------------------------------------------
Thermadyne Holdings Corp., 0%/12.50% Sr. Disc. Debs., 6/1/08                3\7                        75,000              1,125
---------------------------------------------------------------------------------------------------------------------------------
USI American Holdings, Inc., 7.25% Sr. Nts., Series B, 12/1/06                                         40,000             39,840
                                                                                                                  ---------------
                                                                                                                         540,505

---------------------------------------------------------------------------------------------------------------------------------
MANUFACTURING - 0.5%
Collins & Aikman Floorcoverings, Inc., 10% Sr. Sub. Nts.,
Series B, 1/15/07                                                              3                       50,000             54,250
---------------------------------------------------------------------------------------------------------------------------------
Jordan Industries, Inc., 10.375% Sr. Nts., Series B, 8/1/07                    3                       75,000             63,375
---------------------------------------------------------------------------------------------------------------------------------
Kimberly-Clark Corp., 7.875% Debs., 2/1/23                                                             35,000             35,766
---------------------------------------------------------------------------------------------------------------------------------
Portola Packaging, Inc., 10.75% Sr. Nts., 10/1/05                                                      50,000             38,750
---------------------------------------------------------------------------------------------------------------------------------
Titan Wheel International, Inc., 8.75% Sr. Sub. Nts., 4/1/07                   3                       50,000             28,750
                                                                                                                  ---------------
                                                                                                                         220,891

---------------------------------------------------------------------------------------------------------------------------------
COMMUNICATION SERVICES - 4.8%
---------------------------------------------------------------------------------------------------------------------------------
TELECOMMUNICATIONS-LONG DISTANCE - 3.4%
360networks, Inc., 12% Sr. Unsec. Sub. Nts., 8/1/09                                                    50,000             37,500
---------------------------------------------------------------------------------------------------------------------------------
Coaxial Communications, Inc., 10% Sr. Unsec. Nts., 8/15/06                                             75,000             71,719
---------------------------------------------------------------------------------------------------------------------------------
e.spire Communications, Inc., 13% Sr. Disc. Nts., 11/1/05                      3                      100,000             26,500
---------------------------------------------------------------------------------------------------------------------------------
Exodus Communications, Inc., 11.25% Sr. Nts., 7/1/08                                                   75,000             67,125
---------------------------------------------------------------------------------------------------------------------------------
Focal Communications Corp., 11.875% Sr. Unsec. Nts.,
Series B, 1/15/10                                                                                     300,000            205,500
---------------------------------------------------------------------------------------------------------------------------------
Galaxy Telecom LP, 12.375% Sr. Sub. Nts., 10/1/05                                                      75,000             30,000
---------------------------------------------------------------------------------------------------------------------------------
Globix Corp., 12.50% Sr. Unsec. Nts., 2/1/10                                                          300,000            112,500
---------------------------------------------------------------------------------------------------------------------------------
GST USA, Inc., 13.875% Gtd. Sr. Disc. Nts., 12/15/05                           3                       75,000             28,125
---------------------------------------------------------------------------------------------------------------------------------
Hermes Europe Railtel BV, 10.375% Sr. Unsec. Nts., 1/15/09                                             75,000             31,125
---------------------------------------------------------------------------------------------------------------------------------
ICG Holdings, Inc., 0%/11.625% Sr. Disc. Nts., 3/15/07                      1\6                       100,000              9,125
---------------------------------------------------------------------------------------------------------------------------------
Intermedia Communications, Inc., 8.50% Sr. Nts.,
Series B, 1/15/08                                                                                     200,000            141,000


17  LifeSpan Capital Appreciation Portfolio


---------------------------------------------------------------------------------------------------------------------------------
STATEMENT OF INVESTMENTS (Continued)


                                                                                               PRINCIPAL        MARKET VALUE
                                                                                               AMOUNT           SEE NOTE 1
---------------------------------------------------------------------------------------------------------------------------------
Telecommunications-Long Distance (continued)
International CableTel, Inc., 0%/11.50% Sr. Deferred Coupon
Nts., Series B, 2/1/06                                                         7               $      150,000   $        131,250
---------------------------------------------------------------------------------------------------------------------------------
-IXC Communications, Inc., 9% Sr. Sub. Nts., 4/15/08                           3                       50,000             49,750
---------------------------------------------------------------------------------------------------------------------------------
Level 3 Communications, Inc., 9.125% Sr. Unsec. Nts., 5/1/08                                           75,000             60,937
---------------------------------------------------------------------------------------------------------------------------------
Logix Communications Enterprises, Inc., 12.25% Sr. Unsec.
Nts., 6/15/08                                                                  3                       50,000             22,000
---------------------------------------------------------------------------------------------------------------------------------
MGC Communications, Inc./Mpower Holding Corp.,
3% Sr. Unsec. Nts., 4/1/10                                                                            100,000             45,000
---------------------------------------------------------------------------------------------------------------------------------
NorthPoint Communications Group, Inc., 12.875%
Nts., 2/15/10                                                                                         300,000             22,500
---------------------------------------------------------------------------------------------------------------------------------
PSINet, Inc., 11.50% Sr. Unsec. Nts., 11/1/08                                                          50,000             13,750
---------------------------------------------------------------------------------------------------------------------------------
Qwest Capital Funding, Inc., 6.125% Unsec. Nts., 7/15/02                                               75,000             74,629
---------------------------------------------------------------------------------------------------------------------------------
Qwest Communications International, Inc., 0%/9.47%
Sr. Disc. Nts., 10/15/07                                                       7                       75,000             68,795
---------------------------------------------------------------------------------------------------------------------------------
RCN Corp., 10.125% Sr. Unsec. Nts., 1/15/10                                                           200,000            103,000
---------------------------------------------------------------------------------------------------------------------------------
RSL Communications plc, 9.125% Sr. Unsec. Nts., 3/1/08                                                 50,000              2,250
---------------------------------------------------------------------------------------------------------------------------------
Teligent, Inc., 11.50% Sr. Nts., 12/1/07                                                               75,000             10,125
---------------------------------------------------------------------------------------------------------------------------------
Williams Cos., Inc. (The), 6.20% Nts., 8/1/02                                                          75,000             74,404
---------------------------------------------------------------------------------------------------------------------------------
XO Communications, Inc., 10.75% Sr. Unsec. Nts., 6/1/09                                               200,000            165,000
                                                                                                                  ---------------
                                                                                                                       1,603,609

---------------------------------------------------------------------------------------------------------------------------------
TELECOMMUNICATIONS-WIRELESS - 1.4%
Microcell Telecommunications, Inc., 0%/14% Sr. Disc. Nts.,
Series B, 6/1/06                                                               7                       50,000             48,000
---------------------------------------------------------------------------------------------------------------------------------
Nextel Communications, Inc.:
0%/9.95% Sr. Disc. Nts., 2/15/08                                               7                      150,000            109,875
9.375% Sr. Unsec. Nts., 11/15/09                                                                      200,000            187,000
---------------------------------------------------------------------------------------------------------------------------------
SBA Communications Corp., 0%/12% Sr. Unsec. Disc.
Nts., 3/1/08                                                                   7                      200,000            156,000
---------------------------------------------------------------------------------------------------------------------------------
Sprint Spectrum LP/Sprint Spectrum Finance Corp., 11%
Sr. Nts., 8/15/06                                                                                      75,000             80,482
---------------------------------------------------------------------------------------------------------------------------------
Western Wireless Corp., 10.50% Sr. Sub. Nts., 2/1/07                           3                       50,000             51,812
                                                                                                                  ---------------
                                                                                                                         633,169

---------------------------------------------------------------------------------------------------------------------------------
CONSUMER CYCLICALS - 1.9%
---------------------------------------------------------------------------------------------------------------------------------
AUTOS & HOUSING - 0.1%
Cambridge Industries, Inc., 10.25% Sr. Sub. Nts.,
Series B, 7/15/07                                                              6                       75,000             19,125
---------------------------------------------------------------------------------------------------------------------------------
Oxford Automotive, Inc., 10.125% Sr. Unsec. Sub. Nts.,
Series D, 6/15/07                                                                                      75,000             51,375
                                                                                                                  ---------------
                                                                                                                          70,500

---------------------------------------------------------------------------------------------------------------------------------
LEISURE & ENTERTAINMENT - 1.0%
American Skiing Corp., 12% Sr. Sub. Nts., Series B, 7/15/06                    3                       50,000             40,250
---------------------------------------------------------------------------------------------------------------------------------
Bally Total Fitness Holding Corp., 9.875% Sr. Unsec. Sub.
Nts., Series D, 10/15/07                                                                               75,000             69,937
---------------------------------------------------------------------------------------------------------------------------------
Hard Rock Hotel, Inc., 9.25% Sr. Sub. Nts., 4/1/05                                                     50,000             44,750
---------------------------------------------------------------------------------------------------------------------------------
Harveys Casino Resorts, 10.625% Sr. Unsec. Sub. Nts., 6/1/06                                           50,000             52,500
---------------------------------------------------------------------------------------------------------------------------------
HMH Properties, Inc., 7.875% Sr. Nts., Series A, 8/1/05                                                75,000             72,562
---------------------------------------------------------------------------------------------------------------------------------
Horseshoe Gaming LLC, 9.375% Sr. Sub. Nts., 6/15/07                                                    50,000             50,375
---------------------------------------------------------------------------------------------------------------------------------
Mohegan Tribal Gaming Authority, 8.75% Sr. Unsec. Sub.
Nts., 1/1/09                                                                                           50,000             50,188
---------------------------------------------------------------------------------------------------------------------------------
Station Casinos, Inc., 9.75% Sr. Sub. Nts., 4/15/07                                                    75,000             76,313
                                                                                                                  ---------------
                                                                                                                         456,875


18  LifeSpan Capital Appreciation Portfolio

---------------------------------------------------------------------------------------------------------------------------------
STATEMENT OF INVESTMENTS (Continued)


                                                                                               PRINCIPAL        MARKET VALUE
                                                                                               AMOUNT           SEE NOTE 1
---------------------------------------------------------------------------------------------------------------------------------
Media - 0.5%
Hollinger International Publishing, Inc., 9.25% Gtd. Sr. Sub.
Nts., 3/15/07                                                                              $           75,000   $         75,375
---------------------------------------------------------------------------------------------------------------------------------
Lamar Advertising Co., 8.625% Sr. Sub. Nts., 9/15/07                                                   75,000             75,563
---------------------------------------------------------------------------------------------------------------------------------
MDC Communications Corp., 10.50% Sr. Sub. Nts., 12/1/06                        3                       75,000             68,625
                                                                                                                  ---------------
                                                                                                                         219,563

---------------------------------------------------------------------------------------------------------------------------------
RETAIL:  SPECIALTY - 0.1%
K Mart Corp., 7.75% Debs., 10/1/12                                                                     50,000             35,881
---------------------------------------------------------------------------------------------------------------------------------
TEXTILE/APPAREL & HOME FURNISHINGS - 0.2%
William Carter Co., 10.375% Sr. Sub. Nts., Series A, 12/1/06                   3                       75,000             73,125
---------------------------------------------------------------------------------------------------------------------------------
CONSUMER STAPLES - 2.1%
---------------------------------------------------------------------------------------------------------------------------------
BROADCASTING - 1.4%
Adelphia Communications Corp., 10.50% Sr. Unsec. Nts.,
Series B, 7/15/04                                                                                      75,000             74,438
---------------------------------------------------------------------------------------------------------------------------------
Allbritton Communications Co., 8.875% Sr. Sub. Nts.,
Series B, 2/1/08                                                                                       75,000             70,875
---------------------------------------------------------------------------------------------------------------------------------
Australis Holdings PTY Ltd., 15% Sr. Sec. Disc. Nts., 11/1/02               1\3\6                     100,000              1,000
---------------------------------------------------------------------------------------------------------------------------------
Century Communications Corp.:
9.75% Sr. Nts., 2/15/02                                                                                50,000             49,125
Zero Coupon Sr. Disc. Nts., Series B, 8.50%, 1/15/08                           9                       50,000             19,500
---------------------------------------------------------------------------------------------------------------------------------
Charter Communications Holdings LLC/Charter Communications
Holdings Capital Corp., 0%/9.92% Sr. Unsec. Disc. Nts., 4/1/11                 7                       50,000             29,125
---------------------------------------------------------------------------------------------------------------------------------
Classic Cable, Inc., 9.375% Sr. Sub. Nts., Series B, 8/1/09                                            50,000             22,750
---------------------------------------------------------------------------------------------------------------------------------
Comcast UK Cable Partner Ltd., 11.20% Sr. Disc.
Debs., 11/15/07                                                                                        50,000             42,750
---------------------------------------------------------------------------------------------------------------------------------
Diamond Cable Communications plc, 0%/10.75% Sr. Disc.
Nts., 2/15/07                                                               3\7                        75,000             50,625
---------------------------------------------------------------------------------------------------------------------------------
Diva Systems Corp., 0%/12.625% Sr. Disc. Nts.,
Series B, 3/1/08                                                               7                      100,000             41,500
---------------------------------------------------------------------------------------------------------------------------------
EchoStar DBS Corp., 9.375% Sr. Unsec. Nts., 2/1/09                                                     75,000             73,125
---------------------------------------------------------------------------------------------------------------------------------
Interepublic National Radio Sales Corp., 10% Sr. Unsec. Sub.
Nts., Series B, 7/1/08                                                         3                       50,000             37,750
---------------------------------------------------------------------------------------------------------------------------------
James Cable Partners LP, 10.75% Sr. Nts., Series B, 8/15/04                    3                       50,000             31,750
---------------------------------------------------------------------------------------------------------------------------------
Sinclair Broadcast Group, Inc., 10% Sr. Sub. Nts., 9/30/05                                             50,000             48,750
---------------------------------------------------------------------------------------------------------------------------------
Telewest Communications plc:
9.625% Sr. Debs., 10/1/06                                                                              25,000             21,625
11% Sr. Disc. Debs., 10/1/07                                                                           25,000             22,375
---------------------------------------------------------------------------------------------------------------------------------
United International Holdings, Inc., 0%/10.75% Sr. Disc.
Nts., Series B, 2/15/08                                                        7                      100,000             41,500
                                                                                                                  ---------------
                                                                                                                         678,563

---------------------------------------------------------------------------------------------------------------------------------
ENTERTAINMENT - 0.2%
Tricon Global Restaurants, Inc., 7.45% Sr. Unsec. Nts., 5/15/05                                        75,000             73,694
---------------------------------------------------------------------------------------------------------------------------------
FOOD - 0.2%
AmeriServe Food Distribution, Inc., 8.875% Sr. Nts., 10/15/06               1\3\6                      75,000              1,875
---------------------------------------------------------------------------------------------------------------------------------
Grand Metro Inventory Corp., 7.125% Nts., 9/15/04                                                     100,000            102,402
                                                                                                                  ---------------
                                                                                                                         104,277

---------------------------------------------------------------------------------------------------------------------------------
FOOD & DRUG RETAILERS - 0.2%
Jitney-Jungle Stores of America, Inc., 10.375% Sr.
Sub. Nts., 9/15/07                                                          1\3\6                      50,000                313
---------------------------------------------------------------------------------------------------------------------------------
Pantry, Inc. (The), 10.25% Sr. Sub. Nts., 10/15/07                                                     75,000             70,875
---------------------------------------------------------------------------------------------------------------------------------
Price/Costco Wholesale Corp., 7.125% Sr. Nts., 6/15/05                                                 40,000             40,582
                                                                                                                  ---------------
                                                                                                                         111,770


19  LifeSpan Capital Appreciation Portfolio

---------------------------------------------------------------------------------------------------------------------------------
STATEMENT OF INVESTMENTS (Continued)


                                                                                               PRINCIPAL        MARKET VALUE
                                                                                               AMOUNT           SEE NOTE 1
---------------------------------------------------------------------------------------------------------------------------------
Household Goods - 0.1%
Revlon Consumer Products Corp., 9% Sr. Nts., 11/1/06                                           $       75,000   $         55,500
---------------------------------------------------------------------------------------------------------------------------------
ENERGY - 0.8%
---------------------------------------------------------------------------------------------------------------------------------
ENERGY SERVICES - 0.6%
Coastal Corp., 8.125% Sr. Nts., 9/15/02                                                                15,000             15,528
---------------------------------------------------------------------------------------------------------------------------------
Gulf Canada Resources Ltd., 8.25% Sr. Nts., 3/15/17                            3                       50,000             50,750
---------------------------------------------------------------------------------------------------------------------------------
Louisiana Land & Exploration Co., 7.65% Debs., 12/1/23                                                 35,000             34,715
---------------------------------------------------------------------------------------------------------------------------------
Petroleum Geo-Services ASA, 7.50% Nts., 3/31/07                                                        50,000             49,186
---------------------------------------------------------------------------------------------------------------------------------
RAM Energy, Inc., 11.50% Sr. Unsec. Nts., 2/15/08                                                      75,000             58,125
---------------------------------------------------------------------------------------------------------------------------------
Southwest Royalties, Inc., 10.50% Sr. Nts., Series B, 10/15/04                                         75,000             63,938
---------------------------------------------------------------------------------------------------------------------------------
Williams Holdings of Delaware, Inc., 6.25% Sr. Unsec.
Debs., 2/1/06                                                                                          25,000             24,596
                                                                                                                  ---------------
                                                                                                                         296,838

---------------------------------------------------------------------------------------------------------------------------------
OIL:  DOMESTIC - 0.1%
Norcen Energy Resources Ltd., 6.80% Debs., 7/2/02                                                      50,000             50,256
---------------------------------------------------------------------------------------------------------------------------------
OIL:  INTERNATIONAL - 0.1%
Abraxas Petroleum Corp./Canadian Abraxas Petroleum Ltd.,
11.50% Sr. Unsec. Nts., 11/1/04                                                                        35,000             31,325
---------------------------------------------------------------------------------------------------------------------------------
FINANCIAL - 0.9%
---------------------------------------------------------------------------------------------------------------------------------
BANKS - 0.0%
FleetBoston Financial Corp./Norstar Group, Inc., 9.90%
Sub. Nts., 6/15/01                                                                                     15,000             15,232
---------------------------------------------------------------------------------------------------------------------------------
DIVERSIFIED FINANCIAL - 0.4%
American General Institutional Capital, 8.125% Bonds,
Series B, 3/15/46                                                              2                       50,000             48,152
---------------------------------------------------------------------------------------------------------------------------------
Goldman Sachs Group, Inc. (The), 7.50% Sr. Unsec.
Unsub. Nts., 1/28/05                                                                                   75,000             77,499
---------------------------------------------------------------------------------------------------------------------------------
GS Escrow Corp., 6.75% Sr. Unsec. Nts., 8/1/01                                                         75,000             74,465
                                                                                                                  ---------------
                                                                                                                         200,116

---------------------------------------------------------------------------------------------------------------------------------
INSURANCE - 0.2%
Conseco, Inc., 6.40% Unsec. Mandatory Par Put
Remarketed Securities, 6/15/01                                                                         75,000             73,125
---------------------------------------------------------------------------------------------------------------------------------
REAL ESTATE INVESTMENT TRUSTS - 0.3%
First Industrial LP, 7.15% Bonds, 5/15/27                                                              50,000             50,073
---------------------------------------------------------------------------------------------------------------------------------
Simon DeBartolo Group LP, 6.625% Unsec. Nts., 6/15/03                                                  75,000             74,284
                                                                                                                  ---------------
                                                                                                                         124,357

---------------------------------------------------------------------------------------------------------------------------------
HEALTHCARE - 1.0%
---------------------------------------------------------------------------------------------------------------------------------
HEALTHCARE/DRUGS - 0.2%
ICN Pharmaceuticals, Inc., 9.75% Sr. Nts., 11/15/08                            2                       75,000             75,375
---------------------------------------------------------------------------------------------------------------------------------
HEALTHCARE/SUPPLIES & SERVICES - 0.8%
Dade International, Inc., 11.125% Sr. Sub. Nts., 5/1/06                                                25,000              6,125
---------------------------------------------------------------------------------------------------------------------------------
Paracelsus Healthcare Corp., 10% Sr. Unsec. Sub.
Nts., 8/15/06                                                               1\3\6                      50,000             20,000
---------------------------------------------------------------------------------------------------------------------------------
Playtex Products, Inc., 8.875% Sr. Nts., Series B, 7/15/04                     3                       50,000             47,750
---------------------------------------------------------------------------------------------------------------------------------
Tenet Healthcare Corp.:
8% Sr. Nts., 1/15/05                                                                                   50,000             50,875
8.125% Sr. Unsec. Sub. Nts., Series B, 12/1/08                                                        150,000            152,250
9.25% Sr. Nts., 9/1/10                                                                                100,000            109,125
                                                                                                                  ---------------
                                                                                                                         386,125

20  LifeSpan Capital Appreciation Portfolio

---------------------------------------------------------------------------------------------------------------------------------
STATEMENT OF INVESTMENTS (Continued)


                                                                                               PRINCIPAL        MARKET VALUE
                                                                                               AMOUNT           SEE NOTE 1
---------------------------------------------------------------------------------------------------------------------------------
Transportation - 0.1%
---------------------------------------------------------------------------------------------------------------------------------
AIR TRANSPORTATION - 0.0%
Trans World Airlines, Inc., 11.375% Unsec. Nts., 3/1/06                        3               $       75,000   $         14,625
---------------------------------------------------------------------------------------------------------------------------------
RAILROADS & TRUCKERS - 0.1%
Norfolk Southern Corp., 7.35% Nts., 5/15/07                                                            50,000             51,396
---------------------------------------------------------------------------------------------------------------------------------
UTILITIES - 0.2%
---------------------------------------------------------------------------------------------------------------------------------
ELECTRIC UTILITIES - 0.1%
AES Corp. (The), 8% Sr. Nts., 12/31/08                                                                 50,000             45,875
---------------------------------------------------------------------------------------------------------------------------------
GAS UTILITIES - 0.1%
Tennessee Gas Pipeline Co., 7.50% Bonds, 4/1/17                                                        50,000             50,081
                                                                                                                  ---------------
Total Non-Convertible Corporate Bonds and Notes (Cost $9,910,458)                                                      7,369,137

---------------------------------------------------------------------------------------------------------------------------------
REPURCHASE AGREEMENTS - 7.3%
---------------------------------------------------------------------------------------------------------------------------------
Repurchase agreement with Banc One Capital Markets, Inc.,
5.75%, dated 12/29/00, to be repurchased at $3,427,188 on
1/2/01, collateralized by U.S. Treasury Bonds, 6.625%--
 11.25%, 2/15/15--2/15/27, with a value of $635,337
and U.S. Treasury Nts., 5%--7.875%, 1/31/01--8/15/07, with
a value of $2,863,040 (Cost $3,425,000)                                                             3,425,000          3,425,000

---------------------------------------------------------------------------------------------------------------------------------
TOTAL INVESTMENTS, AT VALUE (COST $42,924,833)                                                          99.4%         46,363,390
---------------------------------------------------------------------------------------------------------------------------------
OTHER ASSETS NET OF LIABILITIES                                                                          0.6             287,673
                                                                                             -----------------  -----------------
NET ASSETS                                                                                             100.0%   $     46,651,063
                                                                                             =================  =================

1.  Non-income-producing security.
2. Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. These securities have been determined to be liquid under guidelines established by the Board of Directors. These securities amount to $265,727 or 0.57% of the Portfolio's net assets as of December 31, 2000.
3. Identifies issues considered to be illiquid or restricted - See Note 6 of Notes to Financial Statements.
4. Interest-Only Strips represent the right to receive the monthly interest payments on an underlying pool of mortgage loans. These securities typically decline in price as interest rates decline. Most other fixed income securities increase in price when interest rates decline. The principal amount of the underlying pool represents the notional amount on which current interest is calculated. The price of these securities is typically more sensitive to changes in prepayment rates than traditional mortgage-backed securities (for example, GNMA pass-throughs). Interest rates disclosed represent current yields based upon the current cost basis and estimated timing and amount of future cash flows.
5. Represents the current interest rate for a variable or increasing rate security.
6. Issuer is in default.
7. Denotes a step bond: a zero coupon bond that converts to a fixed or variable interest rate at a designated future date.
8.  Interest or dividend is paid in kind.
9.  Zero coupon bond reflects the effective yield on the date of purchase.

See accompanying Notes to Financial Statements.








21  LifeSpan Capital Appreciation Portfolio

---------------------------------------------------------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES                                                 December 31, 2000




---------------------------------------------------------------------------------------------------------------------------------
ASSETS
Investments, at value (cost $42,924,833) - see accompanying statement                                                $46,363,390
---------------------------------------------------------------------------------------------------------------------------------
Cash                                                                                                                         537
---------------------------------------------------------------------------------------------------------------------------------
Receivables and other assets:
Interest, dividends and principal paydowns                                                                               306,901
Other                                                                                                                      2,220
                                                                                                            ---------------------
Total assets                                                                                                          46,673,048

---------------------------------------------------------------------------------------------------------------------------------
LIABILITIES
Payables and other liabilities:
Shareholder reports                                                                                                       11,750
Legal, auditing and other professional fees                                                                                8,835
Custodian fees                                                                                                               741
Directors' compensation                                                                                                      116
Other                                                                                                                        543
                                                                                                            ---------------------
Total liabilities                                                                                                         21,985

---------------------------------------------------------------------------------------------------------------------------------
NET ASSETS                                                                                                           $46,651,063
                                                                                                            =====================
---------------------------------------------------------------------------------------------------------------------------------
COMPOSITION OF NET ASSETS
Par value of shares of capital stock                                                                                     $31,877
---------------------------------------------------------------------------------------------------------------------------------
Additional paid-in capital                                                                                            35,065,925
---------------------------------------------------------------------------------------------------------------------------------
Undistributed net investment income                                                                                    1,038,765
---------------------------------------------------------------------------------------------------------------------------------
Accumulated net realized gain on investments and
foreign currency transactions                                                                                          7,020,725
---------------------------------------------------------------------------------------------------------------------------------
Net unrealized appreciation on investments and translation of
assets and liabilities denominated in foreign currencies                                                               3,493,771
                                                                                                            ---------------------
Net assets - applicable to 31,876,942 shares of capital
stock outstanding                                                                                                    $46,651,063
                                                                                                            =====================
---------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, REDEMPTION PRICE PER SHARE AND OFFERING PRICE PER SHARE                                                   $1.46
                                                                                                            =====================


See accompanying Notes to Financial Statements.





22  LifeSpan Capital Appreciation Portfolio

---------------------------------------------------------------------------------------------------------------------------------
STATEMENT OF OPERATIONS                                                             For the Year Ended December 31, 2000




---------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
Interest                                                                                                              $1,627,907
---------------------------------------------------------------------------------------------------------------------------------
Dividends (net of foreign withholding taxes of $17,700)                                                                  820,506
                                                                                                            ---------------------
Total income                                                                                                           2,448,413

---------------------------------------------------------------------------------------------------------------------------------
EXPENSES
Management fees                                                                                                          669,041
---------------------------------------------------------------------------------------------------------------------------------
Accounting service fees                                                                                                   15,000
---------------------------------------------------------------------------------------------------------------------------------
Custodian fees and expenses                                                                                               15,767
---------------------------------------------------------------------------------------------------------------------------------
Directors' compensation                                                                                                    2,974
---------------------------------------------------------------------------------------------------------------------------------
Transfer and shareholder servicing agent fees                                                                              1,915
---------------------------------------------------------------------------------------------------------------------------------
Other                                                                                                                     25,886
                                                                                                            ---------------------
Total expenses                                                                                                           730,583
Less expenses paid indirectly                                                                                             (3,513)
                                                                                                            ---------------------
Net expenses                                                                                                             727,070

---------------------------------------------------------------------------------------------------------------------------------
NET INVESTMENT INCOME                                                                                                  1,721,343

---------------------------------------------------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investments                                                                                                           12,924,766
Foreign currency transactions                                                                                           (494,329)
                                                                                                            ---------------------
Net realized gain                                                                                                     12,430,437

---------------------------------------------------------------------------------------------------------------------------------
Net change in unrealized depreciation on:
Investments                                                                                                          (11,529,878)
Translation of assets and liabilities denominated in foreign currencies                                                 (428,303)
                                                                                                            ---------------------
Net change                                                                                                           (11,958,181)
                                                                                                            ---------------------
Net realized and unrealized gain                                                                                         472,256

---------------------------------------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                                                                  $2,193,599
                                                                                                            =====================

See accompanying Notes to Financial Statements.






23  LifeSpan Capital Appreciation Portfolio

---------------------------------------------------------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS

                                                                                             YEAR ENDED DECEMBER 31,
                                                                                             2000                   1999
---------------------------------------------------------------------------------------------------------------------------------
Operations
Net investment income                                                                         $1,721,343              $1,561,073
---------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss)                                                                      12,430,437               8,446,691
---------------------------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation)                                         (11,958,181)              4,308,202
                                                                                    ---------------------   ---------------------
Net increase in net assets resulting from operations                                           2,193,599              14,315,966

---------------------------------------------------------------------------------------------------------------------------------
DIVIDENDS AND/OR DISTRIBUTIONS TO SHAREHOLDERS
Dividends from net investment income                                                          (1,847,507)             (1,572,323)
---------------------------------------------------------------------------------------------------------------------------------
Distributions from net realized gain                                                          (7,341,945)                     --

---------------------------------------------------------------------------------------------------------------------------------
CAPITAL STOCK TRANSACTIONS
Net decrease in net assets resulting from
capital stock transactions                                                                   (26,915,982)             (5,029,898)

---------------------------------------------------------------------------------------------------------------------------------
NET ASSETS
Total increase (decrease)                                                                    (33,911,835)              7,713,745

---------------------------------------------------------------------------------------------------------------------------------
Beginning of period                                                                           80,562,898              72,849,153
                                                                                    ---------------------   ---------------------
End of period (including undistributed net investment
income of $1,038,765 and $1,698,832, respectively)                                           $46,651,063             $80,562,898
                                                                                    =====================   =====================


See accompanying Notes to Financial Statements.





24  LifeSpan Capital Appreciation Portfolio



--------------------------------------------------------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

                                                          YEAR ENDED DECEMBER 31,
                                                          2000           1999          1998           1997           1996(1)
--------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING DATA
Net asset value, beginning of period                        $1.60          $1.36         $1.35          $1.24          $1.06
--------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:

Net investment income                                         .05            .03           .03            .03            .02
Net realized and unrealized gain                              --  (2)        .24           .06            .12            .17
------------------------------------------------------------------   -----------------------------------------------------------
Total income from investment
operations                                                    .05            .27           .09            .15            .19
--------------------------------------------------------------------------------------------------------------------------------
Dividends and/or distributions to shareholders:

Dividends from net investment income                         (.04)          (.03)         (.03)          (.01)          (.01)
Distributions from net realized gain                         (.15)            --          (.05)          (.03)            --
--------------------------------------------------------------------------------------------------------------------------------
Total dividends and/or distributions
to shareholders                                              (.19)          (.03)         (.08)          (.04)          (.01)
--------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                              $1.46          $1.60         $1.36          $1.35          $1.24
                                                   ===============   ============   ===========    ===========   ============

--------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE (3)                        2.60%         20.34%         6.49%         12.53%         17.97%
--------------------------------------------------------------------------------------------------------------------------------
Ratios/Supplemental Data
Net assets, end of period (in thousands)                  $46,651        $80,563       $72,849        $61,379        $41,994
--------------------------------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                         $78,617        $72,433       $66,754        $51,473        $33,109
--------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets: (4)
Net investment income                                       2.19%          2.16%         2.41%          2.36%          1.92%
Expenses                                                    0.93%          0.93%         0.93% (5)      0.99% (5)      1.30% (5)
--------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                       28%            87%           65%            66%            71%

1. On March 1, 1996, OppenheimerFunds, Inc. became the investment advisor to the Portfolio.
2.  Less than $0.005 per share.
3. Assumes a $1,000 hypothetical initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Total returns are not annualized for periods less than one full year. Total return information does not reflect expenses that apply at the separate account level or to related insurance products. Inclusion of these charges would reduce the total return figures for all periods shown.
4.  Annualized for periods of less than one full year.
5. Expense ratio has not been grossed up to reflect the effect of expenses paid indirectly.

See accompanying Notes to Financial Statements.












25  LifeSpan Capital Appreciation Portfolio

NOTES TO FINANCIAL STATEMENTS

1. SIGNIFICANT ACCOUNTING POLICIES

LifeSpan Capital Appreciation Portfolio (the Portfolio) is a series of Panorama Series Fund, Inc. (the Company) which is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Portfolio's investment objective is to seek long-term capital appreciation by investing in a strategically allocated portfolio consisting primarily of stocks. Current income is not a primary consideration. The Portfolio's investment advisor is OppenheimerFunds, Inc. (the Manager). Shares of the Portfolio are sold only to separate accounts of life insurance companies, a majority of such shares are held by separate accounts of Massachusetts Mutual Life Insurance Co., an affiliate of the investment advisor. The following is a summary of significant accounting policies consistently followed by the Portfolio.

SECURITIES VALUATION Securities listed or traded on National Stock Exchanges or other domestic or foreign exchanges are valued based on the last sale price of the security traded on that exchange prior to the time when the Portfolio's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the closing bid and asked prices, and if not, at the closing bid price. Securities (including restricted securities) for which quotations are not readily available are valued primarily using dealer-supplied valuations, a portfolio pricing service authorized by the Board of Directors, or at their fair value. Fair value is determined in good faith under consistently applied procedures under the supervision of the Board of Directors. Short-term "money market type" debt securities with remaining maturities of sixty days or less are valued at amortized cost (which approximates market value).

SECURITY CREDIT RISK The Portfolio invests in high yield securities, which may be subject to a greater degree of credit risk, greater market fluctuations and risk of loss of income and principal, and may be more sensitive to economic conditions than lower yielding, higher rated fixed income securities. The Portfolio may acquire securities in default, and is not obligated to dispose of securities whose issuers subsequently default. As of December 31, 2000, securities with an aggregate market value of $64,175, representing 0.14% of the Portfolio's net assets, were in default.

FOREIGN CURRENCY TRANSLATION The accounting records of the Portfolio are maintained in U.S. dollars. Prices of securities denominated in foreign currencies are translated into U.S. dollars at the closing rates of exchange. Amounts related to the purchase and sale of foreign securities and investment income are translated at the rates of exchange prevailing on the respective dates of such transactions.

The effect of changes in foreign currency exchange rates on investments is separately identified from the fluctuations arising from changes in market values of securities held and reported with all other foreign currency gains and losses in the Portfolio's Statement of Operations.

REPURCHASE AGREEMENTS The Portfolio requires the custodian to take possession, to have legally segregated in the Federal Reserve Book Entry System or to have segregated within the custodian's vault, all securities held as collateral for repurchase agreements. The market value of the underlying securities is required to be at least 102% of the resale price at the time of purchase. If the seller of the agreement defaults and the value of the collateral declines, or if the seller enters an insolvency proceeding, realization of the value of the collateral by the Portfolio may be delayed or limited.

FEDERAL TAXES The Portfolio intends to continue to comply with provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income, including any net realized gain on investments not offset by loss carryovers to shareholders.

26  LifeSpan Capital Appreciation Portfolio

1.       SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS Dividends and distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date.

CLASSIFICATION OF DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes primarily because of paydown gains and losses and the recognition of certain foreign currency gains (losses) as ordinary income (loss) for tax purposes. The character of dividends and distributions made during the fiscal year from net investment income or net realized gains may differ from its ultimate characterization for federal income tax purposes. Also, due to timing of dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or realized gain was recorded by the Portfolio.

The Portfolio adjusts the classification of distributions to shareholders to reflect the differences between financial statement amounts and distributions determined in accordance with income tax regulations. Accordingly, during the year ended December 31, 2000, amounts have been reclassified to reflect an increase in paid-in capital of $5,719,124, a decrease in undistributed net investment income of $533,903, and a decrease in accumulated net realized gain on investments of $5,158,221. This reclassification includes $5,719,125 distributed in connection with Portfolio share redemptions which increased paid-in capital, reduced net investment income and reduced accumulated net realized gain. Net assets of the Portfolio were unaffected by the reclassifications.

EXPENSE OFFSET ARRANGEMENTS Expenses paid indirectly represent a reduction of custodian fees for earnings on cash balances maintained by the Portfolio.

OTHER Investment transactions are accounted for as of trade date and dividend income is recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded as soon as the Portfolio is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Realized gains and losses on investments and unrealized appreciation and depreciation are determined on an identified cost basis, which is the same basis used for federal income tax purposes.

The Portfolio will adopt the provisions of the AICPA Audit and Accounting Guide for Investment Companies, as revised, effective for fiscal years beginning after December 15, 2000. As required, the Portfolio will begin amortizing premiums on debt securities effective January 1, 2001. Prior to this date, the Portfolio did not amortize premiums on debt securities. The cumulative effect of this accounting change will have no impact on the total net assets of the Portfolio, but will result in a $33,770 decrease to cost of securities and a corresponding $33,770 increase in net unrealized appreciation, based on securities held as of December 31, 2000.

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

27  LifeSpan Capital Appreciation Portfolio

2.  SHARES OF CAPITAL STOCK

The Portfolio has authorized 250 million shares of $0.001 par value capital stock. Transactions in shares of capital stock were as follows:

                                                    YEAR ENDED DECEMBER 31, 2000        YEAR ENDED DECEMBER 31, 1999
                                                       SHARES             AMOUNT           SHARES             AMOUNT
---------------------------------------------------------------------------------------------------------------------
Sold                                                2,217,438   $      3,290,701        2,992,840   $      4,099,694
Dividends and/or distributions reinvested           6,167,418          9,189,452        1,209,480          1,572,323
Redeemed                                         (26,728,071)       (39,396,135)      (7,744,976)       (10,701,915)
                                             -----------------  ----------------- ----------------  -----------------
Net decrease                                     (18,343,215)   $   (26,915,982)      (3,542,656)   $    (5,029,898)
                                             =================  ================= ================  =================

3.        PURCHASES AND SALES OF SECURITIES

The aggregate cost of purchases and proceeds from sales of securities, other than short-term obligations, for the year ended December 31, 2000, were $20,061,668 and $50,301,365, respectively.

As of December 31, 2000, unrealized appreciation (depreciation) based on cost of securities for federal income tax purposes of $42,924,833 was:

                        Gross unrealized appreciation              $ 9,689,755
                        Gross unrealized depreciation               (6,251,198)
                                                                    ----------
                        Net unrealized appreciation                $ 3,438,557
                                                                   ===========

4.  FEES AND OTHER TRANSACTIONS WITH AFFILIATES

MANAGEMENT FEES Management fees paid to the Manager were in accordance with the investment advisory agreement with the Portfolio. The annual fees are 0.85% of the Portfolio's first $250 million of average daily net assets and 0.75% of average daily net assets over $250 million. The Portfolio's management fee for the year ended December 31, 2000 was an annualized rate of 0.85%, before any waiver by the Manager if applicable.

ACCOUNTING FEES The Manager acts as the accounting agent for the Portfolio at an annual fee of $15,000, plus out-of-pocket costs and expenses reasonably incurred.

TRANSFER AGENT FEES OppenheimerFunds Services (OFS), a division of the Manager, is the transfer agent for the Portfolio and is responsible for maintaining the shareholder registry and shareholder accounting records for the Portfolio. OFS provides these services for cost. Effective January 1, 2001, the Portfolio ended the for cost agreement and began paying OFS on a fee per account basis to provide these services.

5.  FOREIGN CURRENCY CONTRACTS

A foreign currency contract is a commitment to purchase or sell a foreign currency at a future date, at a negotiated rate. The Portfolio may enter into foreign currency contracts for operational purposes and to seek to protect against adverse exchange rate fluctuations. Risks to the Portfolio include the potential inability of the counterparty to meet the terms of the contract.

The net U.S. dollar value of foreign currency underlying all contractual commitments held by the Portfolio and the resulting unrealized appreciation or depreciation are determined using foreign currency exchange rates as provided by a reliable bank, dealer or pricing service. Unrealized appreciation and depreciation on foreign currency contracts are reported in the Statement of Assets and Liabilities.

28  LifeSpan Capital Appreciation Portfolio

5.  FOREIGN CURRENCY CONTRACTS (CONTINUED)

The Portfolio may realize a gain or loss upon the closing or settlement of the foreign currency transactions. Realized gains and losses are reported with all other foreign currency gains and losses in the Statement of Operations.

Securities denominated in foreign currency to cover net exposure on outstanding foreign currency contracts are noted in the Statement of Investments where applicable.

6.  ILLIQUID SECURITIES

As of December 31, 2000, investments in securities included issues that are illiquid. A security may be considered illiquid if it lacks a readily available market or if its valuation has not changed for a certain period of time. The Portfolio intends to invest no more than 15% of its net assets (determined at the time of purchase and reviewed periodically) in illiquid securities. The aggregate value of illiquid securities subject to this limitation as of December 31, 2000 was $1,232,573, which represents 2.64% of the Portfolio's net assets.

29  LifeSpan Capital Appreciation Portfolio

INDEPENDENT AUDITORS' REPORT

To the Board of Directors and Shareholders of LifeSpan Capital Appreciation
Portfolio:

We have audited the accompanying statement of assets and liabilities of LifeSpan Capital Appreciation Portfolio (which is a series of Panorama Series Fund, Inc.), including the statement of investments, as of December 31, 2000, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Portfolio's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2000, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of LifeSpan Capital Appreciation Portfolio as of December 31, 2000, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP

Denver, Colorado
January 23, 2001

30  LifeSpan Capital Appreciation Portfolio

FEDERAL INCOME TAX INFORMATION (Unaudited)




In early 2001 shareholders of record received information regarding all dividends and distributions paid to them by the Portfolio during calendar year 2000. Regulations of the U.S. Treasury Department require the Portfolio to report this information to the Internal Revenue Service.

Dividends and distributions of $0.1854 per share were paid to shareholders on March 17, 2000, of which $0.0974 was designated as a "capital gain distribution" for federal income tax purposes. Whether received in stock or in cash, the capital gain distribution should be treated by shareholders as a gain from the sale of capital assets held for more than one year (long-term capital gains).

Dividends paid by the Portfolio during the fiscal year ended December 31, 2000, which are not designated as capital gain distributions should be multiplied by 8.73% to arrive at the net amount eligible for the corporate dividend-received deduction.

During the fiscal year ended December 31, 2000, shareholders redeemed $5,719,125 from the Portfolio. A portion of these proceeds received by shareholders represent Long-Term Capital Gain distributions in the amount of $3,159,390. This notification is to meet certain IRS requirements.

The foregoing information is presented to assist shareholders in reporting distributions received from the Portfolio to the Internal Revenue Service. Because of the complexity of the federal regulations which may affect your individual tax return and the many variations in state and local tax regulations, we recommend that you consult your tax advisor for specific guidance.

31  LifeSpan Capital Appreciation Portfolio

LIFESPAN CAPITAL APPRECIATION PORTFOLIO
A Series of Panorama Series Fund, Inc.




OFFICERS AND DIRECTORS

James C. Swain, Director and Chairman of the Board
Bridget A. Macaskill, President
William L. Armstrong, Director
Robert G. Avis, Director
Jon S. Fossel, Director
Sam Freedman, Director
Raymond J. Kalinowski, Director
C. Howard Kast, Director
Robert M. Kirchner, Director
Charles Albers, Vice President
George Evans, Vice President
Alan Gilston, Vice President
John S. Kowalik, Vice President
Nikolaos Monoyios, Vice President
David P. Negri, Vice President
Thomas P. Reedy, Vice President
Andrew J. Donohue, Vice President and Secretary
Brian W. Wixted, Treasurer
Robert J. Bishop, Assistant Treasurer
Scott T. Farrar, Assistant Treasurer
Robert G. Zack, Assistant Secretary

INVESTMENT ADVISOR
OppenheimerFunds, Inc.

TRANSFER AGENT

OppenheimerFunds Services

CUSTODIAN OF PORTFOLIO SECURITIES

The Bank of New York

INDEPENDENT AUDITORS

Deloitte & Touche LLP

LEGAL COUNSEL
Myer, Swanson, Adams & Wolf, P.C.

For more complete information about LifeSpan Capital Appreciation Portfolio, please refer to the Prospectus. To obtain a copy, call your financial advisor, or call OppenheimerFunds, Inc. at 1.800.981.2871.

SHARES OF OPPENHEIMER FUNDS ARE NOT DEPOSITS OR OBLIGATIONS OF ANY BANK, ARE NOT GUARANTEED BY ANY BANK, AND ARE NOT INSURED BY THE FDIC OR ANY OTHER AGENCY, AND INVOLVE INVESTMENT RISKS, INCLUDING THE POSSIBLE LOSS OF THE PRINCIPAL AMOUNT INVESTED.

32  LifeSpan Capital Appreciation Portfolio